Commitments under Operating and Finance Leases	12 Months Ended
Dec. 31, 2017
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Commitments under Operating and Finance Leases

29. Commitments under Operating and Finance Leases

Operating leases

The Group has entered into operating leases for a range of assets principally relating to property across the US and Europe. Lease commitments are provided for up to the earliest break clause in the lease. These property leases have varying terms, escalation clauses and renewal rights including periodic rent reviews linked with a consumer price index and/or other indices. The Group also leases plant and machinery, vehicles and equipment under operating leases. The terms and conditions of these operating leases do not impose any significant financial restriction on the Group.

	2017 €m	2016 €m	2015 €m
Within one year	419	402	370
After one year but not more than five years	962	978	915
More than five years	810	791	831
	2,191	2,171	2,116

The commitments above include €252 million of operating lease commitments (2016: €237 million; 2015: €172 million) relating to discontinued operations.

Finance leases

Future minimum lease payments under finance leases are not material for the Group.